Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of financial assets [line items]
Value at risk	£ 123.9	£ 133.7	£ 125.3
Average
Disclosure of financial assets [line items]
Value at risk	128.3	99.1	142.4
Maximum
Disclosure of financial assets [line items]
Value at risk	147.2	133.7	216.3
Minimum
Disclosure of financial assets [line items]
Value at risk	113.2	54.8	70.0
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	88.1	101.0	128.4
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	89.1	85.2	143.6
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	115.9	131.9	202.3
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	75.0	41.5	66.2
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	41.9	41.1	36.9
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	42.9	39.7	36.3
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	45.7	57.7	42.0
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	41.4	29.1	29.6
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(6.0)	(8.4)	(40.1)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	£ (3.7)	£ (25.7)	£ (37.6)